Fair Values Of Financial Instruments - Transfers Between Hierarchy Levels From Level 1 To Level 2 (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Treasury Bonds adjusted by CER in pesos maturing in 2021 [Member]
Disclosure of Transfers Between Hierarchy Levels From Level 1 To Level 2 [Line Items]
Transfers From Level 1 To Level 2	$ 0	$ 94,640